Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future contractual minimums

Year ending December 31:
2012	$138
2013	138
2014	131
2015	131
2016	131
Thereafter	1,142

$1,811

Future minimum lease payments

Year ending December 31:
2012	$13
2013	12
2014	8
2015	8
2016	6
Thereafter	1

Total future minimum lease payments	$48